Regulatory Capital Requirements (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated assets, total	$ 10,000,000,000
Preferred securities ratio	25.00%
Conservation buffer	2.50%
Preferred stock, liquidation value	$ 100,000	$ 100,000
Non-Cumulative Series A Preferred Stock [Member]
Preferred stock, liquidation value	$ 1,500,000.0	$ 1,500,000
Bank [Member]
Conservation buffer	2.50%